Document And Entity Information $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) shares
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Entity File Number	000-52694
Entity Registrant Name	QUAINT OAK BANCORP, INC.
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	35-2293957
Entity Address, Address Line One	501 Knowles Avenue
Entity Address, City or Town	Southampton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18966
City Area Code	215
Local Phone Number	364-4059
Title of 12(g) Security	Common Stock, $.01 par value per share
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float | $	$ 19.6
Entity Common Stock, Shares Outstanding (in shares) | shares	2,640,997
Auditor Name	S.R. Snodgrass, P.C
Auditor Location	Cranberry Township, Pennsylvania
Auditor Firm ID	74
Entity Central Index Key	0001391933
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false